Supplement to the

Fidelity® Variable Insurance Products

Government Money Market Portfolio

Initial Class, Service Class, and Service Class 2

April 29, 2023

Summary Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Risks” heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The fund will not impose a fee upon the sale of your shares.

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to an income component). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2

Management fee	0.26%A,B	0.26%A,B	0.26%A,B

Distribution and/or Service (12b-1) fees	None	0.10%	0.25%

Other expenses	0.01%B	0.01%B	0.01%B

Total annual operating expenses	0.27%	0.37%	0.52%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements.

B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2

1 year	$ 28	$ 38	$ 53

3 years	$ 87	$ 119	$ 167

5 years	$ 152	$ 208	$ 291

10 years	$ 343	$ 468	$ 653

VMM-SUSTK-0424-101 1.9911408.101	April 2, 2024

Supplement to the

Fidelity® Variable Insurance Products

Government Money Market Portfolio

Investor Class

April 29, 2023

Summary Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Risks” heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The fund will not impose a fee upon the sale of your shares.

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to an income component). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.29%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.01%B

Total annual operating expenses	0.30%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$31

3 years	$97

5 years	$169

10 years	$381

VMMKT-SUSTK-0424-101 1.9911407.101	April 2, 2024